Average Annual Total Returns - Global Targeted Returns	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A Since Inception	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C Since Inception	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R Since Inception	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y Since Inception	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 Since Inception	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	1 Year	5 Years	Since Inception	FTSE US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Dec. 19, 2013	(6.47%)	(0.39%)	0.28%	(6.47%)	(1.08%)	(0.36%)	(3.83%)	(0.51%)	0.04%	Dec. 19, 2013	(2.91%)	(0.03%)	0.33%	Dec. 19, 2013	(1.38%)	0.49%	0.83%	Dec. 19, 2013	(0.84%)	1.00%	1.34%	Dec. 19, 2013	(0.84%)	1.00%	1.34%	Dec. 19, 2013	(0.74%)	1.00%	1.35%				0.58%	1.16%	0.83%